Employee Stock-Based Compensation Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 342,000	$ 417,000	$ 1,136,000	$ 1,416,000	$ 1,806,000	$ 794,000	$ 511,000
Marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					352,000	127,000	43,000
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					376,000	209,000	161,000
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					$ 1,078,000	$ 458,000	$ 307,000